PIMCO Variable Insurance Trust

Supplement dated January 13, 2023 to the

Statement of Additional Information (the “SAI”)

dated April 29, 2022, as supplemented from time to time

Disclosure Related to the PIMCO High Yield Portfolio

Effective January 11, 2023, the PIMCO High Yield Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop, Sonali Pier and David Forgash.

Accordingly, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Forgash[36]
Registered Investment Companies	2	$325.27	0	$0.00
Other Pooled Investment Vehicles	21	$5,090.86	2	$725.78
Other Accounts	3	$1,065.07	0	$0.00

[36]	Effective January 11, 2023, Mr. Forgash co-manages the PIMCO High Yield Portfolio ($715.4 million). Information for Mr. Forgash is as of December 30, 2022.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective January 11, 2023, the PIMCO High Yield Portfolio is jointly and primarily managed by Andrew Jessop, Sonali Pier and David Forgash.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Forgash[4]	PIMCO High Yield Portfolio	None

[4]	Effective January 11, 2023, Mr. Forgash co-manages the PIMCO High Yield Portfolio. Information for Mr. Forgash is as of December 30, 2022.

Investors Should Retain This Supplement for Future Reference

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